EQUITY	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
EQUITY

17. EQUITY

Latam Logistic Properties, S.A. shareholders authorized a single class of common stock of 300,000,000 shares from which 168,142,740 shares were issued and fully paid with a nominal (par) value of $1.00 per share as of December 31, 2023 and 2022. Refer to Note 1 for more information on the corporate conversation that occurred on January 13, 2021.

All shares are equally eligible to receive dividends and the repayment of capital and represent one vote at shareholders’ meetings of Latam Logistic Properties, S.A.

For the years ended December 31, 2023, 2022 and 2021 non-controlling partners have made capital contribution to the Group of $5,870,314, $700,000 and $4,084,160 respectively, and the Group made distributions to the non-controlling partners of $4,522,936, $2,067,803 and $1,024,747, respectively.

Retained earnings consist of legal reserves and accumulated earnings. According to the legislation in effect in several countries in which the Group operates, the Group’s subsidiaries must appropriate a portion of each year’s net earnings to their respective legal reserve. The legal reserve amount varies by jurisdiction and ranges from 5% to 10% of the net earnings generated by operating entities, up to a cap of 10% to 50% of that entity’s capital stock.